Inventory - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
Raw materials and packaging components	$ 394,306	$ 394,306	$ 249,898
Finished goods	713,800	569,020	1,351,456
Consigned goods	641,780	641,780	246,196
Apparel	100,542	100,544
Less obsolescence allowance	(794,703)	(596,005)	(578,062)
Inventory	$ 1,055,725	$ 1,109,645	$ 1,269,488